Velocity Commercial Capital Loan Trust 2022-5 ABS-15G

Exhibit 99.09

LOANUID	LOANID	Edgar Loan ID	SLOANID	First Payment Date	Data Cutoff Date	Pay History Scope	Pay History Summary (MBA)	Months of Data Missing During Lookback	Delinquency During Lookback
XXXX	XXXX	1000000	XXXX	XXXX	08/31/2022	12	022211111112	0	11
XXXX	XXXX	1000001	XXXX	XXXX	08/31/2022	12	102321321111	0	11
XXXX	XXXX	1000002	XXXX	XXXX	08/31/2022	12	103211111111	0	11